Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted earnings per ordinary share for each of the year presented is calculated as follows:

	Six months ended December 31,
	2025	2024

Income (loss) from continuing operations	$(209,487)	$798,279
Income (loss) from discontinued operation	-	271,048
Net income (loss)	$(209,487)	$1,069,327

Weighted average common shares outstanding — basic	564,099	400,000
Effect of dilutive securities	3,548	-
Weighted average common shares outstanding — diluted	567,647	400,000

Basic net income (loss) per share:
Continuing operations	(0.37)	2.00
Discontinued operations	-	0.68
Total basic net income (loss) per share	(0.37)	2.68

Diluted net income (loss) per share:
Continuing operations	(0.37)	2.00
Discontinued operations	-	0.68
Total diluted net income (loss) per share	(0.37)	2.68

	For the years ended
	June 30,
Numerators	2025	2024	2023
	US$	US$	US$
Net income	764,919	1,548,347	996,157

Denominators	-	-	-
Weighted average number of Class A Ordinary Shares outstanding-Basic and diluted*	10,597,527	10,000,000	10,000,000
Weighted average number of Class B Ordinary Shares outstanding-Basic and diluted*	-	-	-
Net income per Class A Ordinary Share-Basic and diluted*	0.07	0.15	0.10
Net income per Class B Ordinary Share-Basic and diluted*	-	-	-

*	The shares and per share data are presented on a retroactive basis to reflect the stock split.